SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 4,428,838	$ 5,895,565
Restricted cash - current
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and cash equivalent and Restricted cash	$ 5,928,838	$ 7,395,565